Stock-based Compensation - Tables (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		6 Months Ended
	Dec. 31, 2014	Oct. 30, 2014	Jul. 23, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance number of option shares	0
Beginning balance weighted average grant date fair value per option	$ 0.00
Number of options granted	150,000
Weighted average grant date fair value per share for options granted	$ 29.31
Aggregate intrinsic value for options	$ 236			$ 236
Ending balance number of option shares	150,000			150,000
Ending balance weighted average grant date fair value per option	$ 29.31			$ 29.31
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance number of shares	0
Beginning balance weighted average grant date fair value per share	$ 0.00
Restricted stock granted (in shares)	4,977,586
Weighted average grant date fair value per share for shares granted	$ 1.11	$ 1.11
Shares forfeited	(101,019)
Weighted average grant date fair value per share for shares forfeited	$ 0.68
Ending balance number of shares	4,876,567			4,876,567
Ending balance weighted average grant date fair value per share	$ 1.12			$ 1.12
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	3.40%
Expected volatility	60.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance number of shares	0
Beginning balance weighted average grant date fair value per share	$ 0.00
Restricted stock granted (in shares)	825,943		416,193	409,750
Weighted average grant date fair value per share for shares granted	$ 27.37
Ending balance number of shares	825,943			825,943
Ending balance weighted average grant date fair value per share	$ 27.37			$ 27.37
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Number of options granted				150,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.42%
Expected volatility	63.00%
Expected term (in years)	4 years
Expected dividend yield	3.70%